Stockholders’ Equity (Details Narrative)							1 Months Ended			12 Months Ended
	Oct. 02, 2017 shares	May 21, 2017 Employee shares	Mar. 14, 2017	Feb. 15, 2017	Apr. 28, 2016 shares	Mar. 17, 2016 shares	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($) shares	Oct. 31, 2017 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Employee $ / shares shares	Oct. 31, 2016 shares	Oct. 17, 2016 $ / shares
Reverse stock split				1-for-2 basis		1-for-100 basis
Common stock, shares authorized							15,000,000			15,000,000	7,500,000
Common stock issued during period										1,783,938
Proceeds from exercise of warrants | $										$ 112,000
Debt principal balance | $							$ 1,000,000			$ 1,000,000
Unvested compensation cost | $											$ 153,743
Preferred stock, par value | $ / shares							$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized							10,000,000			10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Reverse stock split, share issued and outstanding	750,000				375,000
Number of shares granted		213,750								213,750	73,688
Number of employees | Employee		5									10
Stock option vested options exercisable							85,614			85,614
Share based compensation | $										$ 719,796	$ 341,558
Stock options compensation cost | $										$ 510,496
Excercise price of shares purchased | $ / shares							$ 2.15			$ 2.15
Unrecognized share-based compensation expense related to unvested share options | $							$ 525,606			$ 525,606	$ 452,551
Unvested compensation weighted average period										9 years 3 months 15 days	7 years 3 months 29 days
Warrants to purchase shares of common stock							1,434,000			1,434,000		80,000
2013 Equity Incentive Plan [Member]
Common stock issued during period											199,669
Reverse stock split, share issued and outstanding					319,269
Number of shares vested											1,501
Unvested compensation weighted average period											2 years
2011 Equity Incentive Plan [Member]
Common stock issued during period											750
2013 Stock Option Plan [Member]
Common stock issued during period										750
Reverse stock split, share issued and outstanding	375,000
2011 Stock Option Plan [Member]
Common stock issued during period										450,062
Common Stock Two [Member]
Common stock issued during period								56,000
Proceeds from exercise of warrants | $								$ 112,000
Common Stock One [Member]
Common stock issued during period							204,578
Debt principal balance | $							$ 400,000			$ 400,000
Accrued interest | $							8,556			8,556
Stock Option [Member]
Unvested compensation cost | $							$ 510,496			$ 510,496	$ 168,411
Number of shares vested										82,676	2,938
Stock options purchased										299,938	101,188
Shares reserved for future										200,419	200,419
Stock option vested options exercisable							85,614			85,614	2,938
Share based compensation | $											$ 341,558
Stock options compensation cost | $											$ 200,504
Warrant One [Member]
Warrants to purchase shares of common stock							1,434,000			1,434,000
Warrants expiration										Feb. 21, 2022
Warrant Two [Member]
Warrants to purchase shares of common stock							1,410,000			1,410,000
Warrants exercise price | $ / shares							$ 4.00			$ 4.00
Warrant Three [Member]
Warrants to purchase shares of common stock							24,000			24,000
Warrants exercise price | $ / shares							$ 2.00			$ 2.00
Warrants expiration										Oct. 17, 2019
Employees and Consultants [Member]
Common stock issued during period											23,687
Common stock issued during period, value | $											$ 152,269
Share price per share | $ / shares											$ 6.43
Directors [Member]
Common stock issued during period										40,934
Common stock issued during period, value | $										$ 85,408
Share price per share | $ / shares							$ 2.09			$ 2.09
Dawson James [Member]
Common stock issued during period									141,000
Director [Member] | 2013 Equity Incentive Plan [Member]
Common stock issued during period										40,934
Common stock issued during period, value | $										$ 85,408
Unvested compensation cost | $							$ 21,251			$ 21,251
March 5 2018 [Member]
Common stock, shares authorized											15,000,000
Maximum [Member]
Common stock, shares authorized					7,500,000	375,000,000
Stock option term		4 years	4 years
Warrants exercise price | $ / shares													$ 4.13
Maximum [Member] | Dawson James [Member]
Option to acquire shares									70,500
Minimum [Member]
Common stock, shares authorized					3,750,000	3,750,000
Stock option term		18 months	3 years
Warrants exercise price | $ / shares													$ 2.00